Schedule Of Accrued Revenues Table (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Revenues
Equipments sale	$ 3,882,008	$ 3,817,118
Services revenues	6,605,476	5,978,756
Interest Revenues	658,140	600,414
Sites revenues	(8,540,352)	(7,671,641)
Accrued revenues	$ 2,605,273	$ 2,724,647